Offerings	Feb. 25, 2025 USD ($) shares
Offering: 1
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.20 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 2
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Preference Shares, par value $0.20 per share
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 3
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 4
Offering:
Rule 415(a)(6)	true
Security Type	Debt
Security Class Title	Guarantees of Debt Securities
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 5
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Warrants
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 6
Offering:
Rule 415(a)(6)	true
Security Type	Other
Security Class Title	Subscription Rights
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Offering Note
(1)
There are being registered hereunder such indeterminate number of common shares or preference shares, such indeterminate principal amount of debt securities and guarantees of debt securities, and such indeterminate number of warrants and subscription rights to purchase common shares, preference shares, debt securities, or other securities, as shall have an aggregate initial offering price not to exceed $700,000,000. If any debt securities are issued at an original issue discount, then the offering price of such debt securities shall be in such greater principal amount as shall result in an aggregate initial offering price not to exceed $700,000,000, less the aggregate dollar amount of all securities previously issued hereunder. The securities registered also include such indeterminate number common shares or preference shares and amount of debt securities as may be issued upon conversion of or exchange for preference shares or debt securities that provide for conversion or exchange, upon exercise of warrants or subscription rights or pursuant to the anti-dilution provisions of any such securities. In addition, pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), the shares being registered hereunder include such indeterminate number of common shares or preference shares as may be issuable with respect to the shares being registered hereunder as a result of stock splits, stock dividends or similar transactions. Separate consideration may or may not be received for securities that are issuable on exercise, conversion or exchange of other securities.

(2)
The proposed maximum aggregate offering price per class of security will be determined from time to time by the registrant in connection with the issuance by the registrant of the securities registered hereunder and is not specified as to each class of security pursuant to Instruction 2.A.iii.b of Item 16(b) of Form
S-3
under the Securities Act.

Offering: 7
Offering:
Rule 415(a)(6)	true
Security Type	Unallocated (Universal) Shelf
Maximum Aggregate Offering Price	$ 700,000,000
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 107,170
Offering Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include (i) $700,000,000 of unsold common shares, preference shares, debt securities, guarantees of debt securities, warrants, and subscription rights to purchase common shares, preference shares, debt securities, or other securities; and (ii) 81,388,672 common shares owned by a selling securityholder (collectively, the “Unsold Securities”) previously registered pursuant to the automatic shelf registration statement on Form
S-3ASR
(File
No. 333-281148),
which was automatically effective upon filing with the U.S. Securities and Exchange Commission (the “SEC”) on July 31, 2024, as amended by Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to such registration statement filed with the SEC on February 25, 2025 (such registration statement and Post-Effective Amendment No. 1. collectively, the “Prior Registration Statement”). The registrant paid filing fees for the Unsold Securities in an aggregate amount of $333,454.60 in connection with the filing of Post-Effective Amendment No. 1. Such filing fees associated with the offering of the Unsold Securities are hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is only registering the Unsold Securities on this registration statement and is not registering any new securities. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective
amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

Offering: 8
Offering:
Rule 415(a)(6)	true
Security Type	Equity
Security Class Title	Common Shares, par value $0.20 per share
Amount Registered | shares	81,388,672
Proposed Maximum Offering Price per Unit	18.16
Maximum Aggregate Offering Price	$ 1,478,018,283.52
Carry Forward Form Type	S-3
Carry Forward File Number	333-281148
Carry Forward Initial Effective Date	Feb. 25, 2025
Filing Fee Previously Paid in Connection with Unsold Securities to be Carried Forward	$ 226,284.6
Offering Note
(3)
Pursuant to Rule 415(a)(6) under the Securities Act, the securities registered pursuant to this registration statement include (i) $700,000,000 of unsold common shares, preference shares, debt securities, guarantees of debt securities, warrants, and subscription rights to purchase common shares, preference shares, debt securities, or other securities; and (ii) 81,388,672 common shares owned by a selling securityholder (collectively, the “Unsold Securities”) previously registered pursuant to the automatic shelf registration statement on Form
S-3ASR
(File
No. 333-281148),
which was automatically effective upon filing with the U.S. Securities and Exchange Commission (the “SEC”) on July 31, 2024, as amended by Post-Effective Amendment No. 1 (“Post-Effective Amendment No. 1”) to such registration statement filed with the SEC on February 25, 2025 (such registration statement and Post-Effective Amendment No. 1. collectively, the “Prior Registration Statement”). The registrant paid filing fees for the Unsold Securities in an aggregate amount of $333,454.60 in connection with the filing of Post-Effective Amendment No. 1. Such filing fees associated with the offering of the Unsold Securities are hereby carried forward to be applied to the Unsold Securities registered hereunder, and no additional filing fee is due with respect to the Unsold Securities in connection with the filing of this registration statement. The registrant is only registering the Unsold Securities on this registration statement and is not registering any new securities. To the extent that, after the filing date hereof and prior to the effectiveness of this registration statement, the registrant sells any Unsold Securities pursuant to the Prior Registration Statement, the registrant will identify in a pre-effective
amendment to this registration statement the updated number of Unsold Securities from the Prior Registration Statement to be included in this registration statement pursuant to Rule 415(a)(6) and the updated amount of new securities to be registered on this registration statement. Pursuant to Rule 415(a)(6), the offering of securities under the Prior Registration Statement will be deemed terminated as of the date of effectiveness of this registration statement.

(4)
There are being registered for resale hereunder 81,388,672 common shares owned by a selling securityholder. The registration fee was calculated in accordance with Rule 457(c) under the Securities Act based on the average high and low prices reported for the common shares on the New York Stock Exchange on February 19, 2025.